Exhibit 99.6

Executive Summary

SAN 2026-NQM1

(1)	Type of Assets.

Covius Real Estate Services, LLC ("CRES") performed the due diligence services described below on behalf of SG Capital Partners LLC (the “Client”). The loans were originated by multiple Correspondent Sellers and acquired directly (or indirectly) by Santander Bank, N.A through Reliance Letters. The loan reviews were conducted from August 2024 through September 2024 by CRES.

(2)	Number of Assets.

There were 16 assets in the loan population.

(3)	Review Process.

The post-closing loan reviews were graded in accordance with the following NRSRO(s) Third Party Due- Diligence Criteria, in addition to the review grading of “Meets Guidelines” or “Does Not Meet Guidelines”:

NRSRO	Title and Date of Criteria
S&P Global Ratings

•       Global Methodology And Assumptions: Assessing Pools Of Residential Loans, Jan. 25, 2019

•       Global Methodology And Assumptions: Assessing Pools Of Residential Loans-U.S. And Canada Supplement, Feb 21, 2025

Moody’s Ratings	• US Residential Mortgage-backed Securitizations, dated August 20, 2025
Fitch Ratings, Inc.	• U.S. RMBS Rating Criteria dated October 01, 2025
DBRS, Inc.	• Third-Party Due-Diligence and Representations & Warranties Criteria for U.S. RMBS Transactions dated September 30, 2024
Kroll Bond Rating Agency, LLC	• US RMBS Rating Methodology, dated December 7, 2023

The post-closing reviews included a re-underwrite of each borrowers’ credit, an analysis of the property valuation, and regulatory compliance testing. Post-closing reviews are underwritten to the applicable lender’s or client’s underwriting guidelines and credit matrices. The review scope and methodology of these different review areas is discussed in subsequent sections of this document.

(4)	Sample size of the assets reviewed.

The due diligence review was conducted on 100% of the loan population and consisted of 16 mortgage loans with an aggregate original principal balance of approximately $10,663,842. The mortgage loans originated from August 2024 through September 2024.

(5)	Asset Review

In connection with the credit re-underwrite, CRES reviewed all origination documentation to determine conformity to the applicable underwriting guidelines and other regulatory requirements described below, including (if applicable) the Ability to Repay and Qualified Mortgage requirements. Review areas included, but are not limited to:

Credit Review and Methodology

Credit Report: Analyzed the Borrower’s credit report/credit history, confirming that credit scores, liabilities and public records met guideline requirements. Liabilities gathered from the credit report were included in the re-calculation of the debt-to-income ratio as appropriate. In addition the following data was also captured and reviewed to confirm compliance with guideline and ASF reporting requirements: (i) credit report date, (ii) bankruptcy date, (iii) bankruptcy discharge date, (iv) bankruptcy chapter, (v) foreclosure date, (vi) short sell date, (vii) longest trade line (active), (viii) longest trade line balance (active), (ix) months reviewed, (x) number of trade lines, (xi) credit scores, (xii) revolving debts and (xiii) installments debts.

Loan Application (1003): Reviewed the Borrower’s Loan Application including comparison of initial loan application against the final loan application, or other loan applications found in the file, to identify potential discrepancies. In addition the following data was also captured and reviewed to confirm compliance with guideline and ASF reporting requirements: (i) purpose, (ii) years in primary residence, (iii) number of mortgaged properties (as compared with the credit reports disclosed mortgages), (iv) application date, (v) borrower information (name, date of birth, social security number and number of family members), (vi) borrower’s address, (vii) borrower(s)’ employment information (including address, years at job, years in field), (vii) monthly income and (ix) citizenship.

Loan Approval/Exception Form (if applicable): Reviewed the Lender’s approval and Client’s exception approval documentation to confirm appropriate risk mitigating factors were present when granting exceptions.

Sales Contract (if applicable): Reviewed the sales contract to confirm buyer(s) and seller(s), sales price and property address matches other documents.

Title: Reviewed the title policy or commitment to identify possible judgments or other liens that may have existed at origination. In addition, proper vesting and parties (as disclosed on sales contract, note, and deed) were reflected accurately.

Hazard and Flood Insurance: Reviewed hazard and flood (if applicable) insurance to ensure policy met the minimum required amount of replacement coverage.

Employment and Income (DTI Loans): Reviewed borrower(s)’ employment and income documentation used for qualification purposes and as applicable, Appendix Q or Ability to Repay, including recalculation of debt-to-income ratio (DTI) to confirm compliance with underwriting guidelines. Items reviewed included: (i) verbal or written verifications of employment, (ii) pay stubs, (iii) W-2’s, (iv) federal tax returns, (v) bank statements, (vi) profit and loss statements, and (vii) IRS tax transcripts (when provided).

Leases and Market Rents (DSCR Loans): Reviewed lease agreements and third-party market rent documents to confirm compliance with Debt-Service-Coverage-Ratio requirements. Note, the documentation that can be used to establish market rents can vary from lender to lender. CRES reviews the market rent source, to ensure compliance with applicable guidelines. In some cases, lenders may not require proof of market rents, if a sourced payment history can be provided along with the lease agreement.

Assets: Reviewed (i) bank statements, (ii) verification-of-deposit (VOD) and (iii) stock or security account statements to ensure adequate assets were provided verifying down payment, closing costs and reserves required by the guidelines and as applicable Appendix Q or Ability to Repay.

Guidelines: Confirmed compliance with applicable underwriting guidelines and determined the qualification of credit and income, assets, property type and usage, LTV/CLTV, and documentation requirements to applicable underwriting guidelines and loan program matrices. Items included, but not limited to: FICO, housing history, bankruptcy and foreclosure seasoning, occupancy, credit grade, loan amounts (minimum and maximum), maximum cash out amount, reserves, residual income, minimum trade lines and debt to income ratio requirements.

Unless otherwise stated in the Lender’s or Client’s guidelines, Fannie Mae guidelines prevail.

Property Valuation Review and Methodology

CRES reviewed the Appraisal for completeness and conformance to industry standards, including requirements set forth in Title XI of FIRREA. The review included both data and description information provided by the appraiser. Review items included: (i) property address and borrower information matches the mortgage note and other critical origination documents, (ii) neighborhood characteristics and housing trends were acceptable and met applicable underwriting guidelines, (iii) site information for zoning compliance and possible adverse site notations reviewed for adverse conditions, FEMA Flood Zone designation matched the Flood Certification, (iv) property type and property description information met applicable underwriting guidelines, (v) comparable sales (sale dates, distance, gross and net adjustments, square footage, and value) met industry standards and were properly bracketed, (vi) comparable size, style, and location were similar to the subject address, (vii) condition of the property was average or better and notable repairs were addressed, (viii) appraisal was made on an “as is” basis or proper evidence of completion was obtained and clearly documented and addressed all “subject to” conditions noted, (ix) subject and comparable photos reviewed to ensure appraisal description information coincides with property pictures and that no visible adverse issues are present that the appraiser did not address, (x) appraisal was completed by a licensed appraiser and (xi) appraisal was completed within the required timing requirements, as disclosed in the applicable underwriting guidelines.

A Fannie Mae UCDP Submission Summary Report with a Collateral Underwriter Risk Score of 2.5 or less or a secondary enhanced desk review product, (such as an ARR from ProTeck or CDA from Clear Capital), from an approved AMC was required on all first lien transactions. In lieu of an enhanced desk review product, a field review or second appraisal from an approved AMC is acceptable. If the Appraisal Review Product value is more than 10% below the appraised value, a second field review or appraisal was required. In certain cases, sellers may include an enhanced desk review product from an approved AMC. All desk review documentation provided by an approved AMC vendor was recorded by CRES, as an acceptable valuation support option as long as valuations were obtained in accordance with guidelines and through notable AMC vendors. Any first lien loans that did not maintain an enhanced desk review or did not meet the Client’s vendor requirements were conditioned and communicated with the Client.

If material origination valuation discrepancies could not be resolved an exception was created and the applicable NRSROs valuation grade was recorded.

Compliance Review Methodology

CRES reviews on consumer loans included comprehensive audit of fees and disclosed federal, state, municipal requirements along with timing of delivery requirements for TRID related Loan Estimates (LE’s) and the Initial Closing Disclosure (CD’s). The reviews track delivery and receipt requirements for all LE’s and CD’s, tracks fee changes and changed circumstances affecting fees, provides a fee tolerance comparison across all LE’s and CD’s.

In addition to the TRID specific items, the loans were also subject to the following Pre-TRID and Post- TRID compliance testing. Note that certain loans may be classified as “business purpose”. In such cases certain compliance TILA and Regulation Z requirements were not tested, as the law’s provisions do not apply to an extension of credit if primarily for business or a commercial purpose (12 C.F.R. §1026.3(a); 15 U.S.C. § 1603).

Therefore, the list of laws that apply to a loan secured by non-owner-occupied property for a business purpose is limited. Regulatory Compliance testing of Business Purpose Loans consists of the following:

State and Federal High Cost and Higher Priced:

•	Cook County High-Cost Ordinance
•	Chicago High-Cost Ordinance

CRES currently tests the Chicago and Cook County ordinances due to vague language around loans for a business purpose not related to the property.  While the state of Illinois has similar language, CRES’s audit law firm determined that only principal residences should be tested for IL high cost.

CRES utilizes a third-party compliance company’s software for certain compliance tests. The following Pre-TRID, TRID, Qualified Mortgage (QM), and High Costs related test were completed within the third-party compliance software for Consumer Loans:

Qualified Mortgage (12 CFR § 1026.43)

(I)	Negative Amortization Loan test.
(II)	Interest Only Loan test.
(III)	Balloon Payment Loan test.
(IV)	Loan Term test.
(V)	Points and Fees test.
(VI)	The Qualified Mortgage DTI Threshold test.

Federal High-Cost Mortgage (HOEPA - Amended) (12 CFR §1026.32)

(I)	APR threshold test.
(II)	Points and fees threshold test.
(III)	Prepayment penalty threshold test.
(IV)	Is Not a High-Costs Mortgage.

Federal Higher-Priced Mortgage Loan (2013 Provisions) (12 CFR §1026.35)

(I)	Higher-Priced Mortgage Loan test.
(II)	Higher-priced mortgage loan required escrow account test.

Federal TILA (12 CFR §1026.15, 18, 22, 23 and 36)

(I)	TILA finance charge test.
(II)	TILA APR test.
(III)	Dual Broker Compensation test.
(IV)	Loan originator credits test.
(V)	TILA Financing of Single Premium Credit Insurance test.
(VI)	TILA Right of Rescission Test:

Initial Loan Estimate Timing Requirements (12 CFR §1026.19)

(I)	Initial loan estimate delivery date test (from application).
(II)	Initial loan estimate delivery date test (prior to consummation).
(III)	Written list of service provider’s disclosure date test.

Revised Loan Estimate Timing Requirements (12 CFR §1026.19)

(I)	Revised loan estimate delivery date test (prior to consummation).

Revised Loan Estimate Timing & Changed Circumstances Requirements (12 CFR §1026.19)

(I)	Valid or invalid changed circumstances test.
(II)	Revised loan estimate delivery date and changed circumstances date test.
(III)	Revised loan estimate lender credits test.

Initial Closing Disclosure Timing Requirements

(I)	Initial closing disclosure delivery date test. (12 CFR §1026.19).

Initial Closing Disclosure Timing & Changed Circumstances Requirements

(I)	Valid or invalid changed circumstances test.
(II)	Initial closing disclosure delivery date and changed circumstances date test.
(III)	Initial closing disclosure lender credits test.

Revised Closing Disclosure Timing Requirements (12 CFR §1026.19 and 22)

(I)	APR Tolerance Test.
(II)	Revised Closing Disclosure Waiting Period Required test.
(III)	Revised closing disclosure delivery date test.

Revised Closing Disclosure Timing & Changed Circumstances Requirements

(I)	Valid or invalid changed circumstances test.
(II)	Revised closing disclosure delivery date and changed circumstances date test.
(III)	Revised closing disclosure delivery date and date the rate was set test.
(IV)	Revised closing disclosure lender credits test.

Integrated Disclosures Tolerance & Reimbursement Provisions (12 CFR §1026.19)

(I)	Charges that cannot increase test.
(II)	Lender credits that cannot decrease test.
(III)	Charges that in total cannot increase more than 10% test.
(IV)	Charges that can have an unlimited increase test.

Federal RESPA (12 CFR §§1024.8, 1024.20, 1026.33)

(I)	Homeownership counseling organizations disclosure date test.
(II)	Good Faith Estimate disclosure date test.
(III)	RESPA "Your Credit or Charge" (802) Disallowed Credit and Charge test.

In addition to the checks disclosed above, various state license-based consumer lending and licensing laws and regulations tests were also completed using the third-party compliance software.

On applicable loans (“Covered Loans’ with an Application Dates => 10/3/2015), SFIG RMBS 4.0 TRID Compliance Review Scope was used to test compliance with TILA/RESPA Integrated Disclosure rules.

General Ability to Repay

CRES reviews all loan transactions that are covered by the Ability to Repay rule as set forth in Regulation Z- Truth in Lending Act (TILA) to determine whether the lender considered and evaluated the eight underwriting factors. The eight factors reviewed are: (i) Current or reasonably expected income or assets (other than the value of the property that secures the loan) that the consumer will rely on to repay the loan, (ii) Current employment status (if you rely on employment income when assessing the consumer’s ability to repay), (iii) Projected monthly mortgage payment for this loan (calculated using the introductory or fully- indexed rate, whichever is higher, and monthly, fully-amortizing payments that are substantially equal), (iv) Projected monthly payment on any simultaneous loans secured by the same property, (v) Monthly payments for property taxes and insurance that you require the consumer to buy, and certain other costs related to the property such as homeowners association fees or ground rent, (vi) Debts, alimony, and child- support obligations, (vii) Monthly debt-to-income ratio or residual income, calculated using the total of all of the mortgage and non-mortgage obligations listed above, as a ratio of gross monthly income, and (viii) Credit history.

Qualified Mortgage

When applicable, CRES assessed the borrower(s)’ QM classification and re-assigns a due diligence reviewed QM or Non-QM type for each loan. Loans are classified into one of the following categories:

(i) QM: Safe Harbor: Loans that meet the rule's definition of a QM and are eligible for safe harbor protection under the original QM definition, (ii)  QM: Safe Harbor (APOR): Loans that meet the rule's definition of a QM and are eligible for safe harbor protection under the new General QM definition (iii) QM: GSE Temporary (safe harbor) – Loans that are eligible for purchase by Fannie Mae or Freddie Mac and therefore is exempt from the Appendix Q/43% DTI provision, but otherwise meets the QM safe harbor definition, (iv) QM: Rebuttable Presumption: Loans that meet the rule's definition of a QM and are eligible for rebuttable presumption protection under the original QM definition, (v) QM: Rebuttable Presumption (APOR): Loans that meet the rule's definition of a QM and are eligible for rebuttable presumption protection under the new General QM definition, (vi) QM: GSE Temporary (rebuttable presumption) - Loans that are eligible for purchase by Fannie Mae or Freddie Mac and therefore is exempt from the Appendix Q/43% DTI provision, but otherwise meets the QM rebuttable presumption definition (vii) Non-QM: Compliant with ATR: Loans that do not meet the QM definition but fully comply with the ATR rule, (viii) Non-QM: Non-Compliant: Loans that do not meet the QM definition and do not comply with the ATR rule, and (ix) Not Covered/Exempt: Loans that are not covered by the rule.

Note that CRES determines the mortgage loan’s status under the ATR or QM rule requirements and assigns a proper due diligence mortgage loan designation that is solely based on the documentation available at the time of the review.

The table below contains the TRID eligible breakdown for the loan population:

	Count	Percentage of Population
Investment/Business Purpose Loans	8	50.00%
Initial Application Date prior to October 3, 2015	0	0.00%
CRES Level II TRID Review	8	50.00%

Document Review

CRES reviewed each mortgage loan file and verified if the following documents, if applicable, were included in the file and if the data on these documents was consistent (where applicable):

•	Appraisal.
•	Asset documentation.
•	Business Purpose Certification (if applicable)

•	Changed circumstance documentation.
•	Credit report.
•	FACTA disclosures.
•	Final 1003.
•	Final HUD-1/Closing Disclosure(s).
•	Hazard and/or flood insurance policies.
•	HUD from sale of previous residence.
•	Homeownership counseling organizations disclosure.
•	Income and employment documentation.
•	Initial and final GFE’s.
•	Initial application (1003).
•	Initial escrow disclosure.
•	Initial TIL.
•	Leases
•	Loan Estimate(s).
•	Market Rent supporting documentation
•	Mortgage Insurance.
•	Mortgage/Deed of Trust.
•	Note.
•	Notice of Special Flood Hazards.
•	Sales contract.
•	Tangible Net Benefit Disclosure.
•	Title/Preliminary Title.
•	Written List of Service Providers.

(6)	Tape Data Compare

CRES compared data fields on the data tape provided by the Client to the data points disclosed on the actual mortgage loan file documents, as captured by CRES. When data was available, the following data elements were compared:

Appraised Value	First Payment Date	Note Type	Property Zip
CLTV	Interest Rate	Occupancy	Purpose
Doc Level	Lien Position	Original Balance	QM Type
DSCR	Loan Term	P&I Payment
DTI	LTV	Property City
FICO	Note Date	Property State

The seller provided CRES with loan level data regarding the mortgage loans for the data integrity check. CRES received the data directly from the seller through a loan registrations system or via a data tape.

Of the 16 mortgage loans reviewed, six unique mortgage loans had at least one tape discrepancy across 21 data fields (one mortgage loan had more than one data discrepancy). The following table discloses the number of data discrepancies noted by field name. Note, tape data was not provided on certain field compare values. The fields in which tape data was not available is noted below; however, a data discrepancy was not counted if the seller failed to provide a compare value.

Field Compare	Discrepancy: No	Discrepancy: Yes	Total
Appraised Value	12	4	16
CLTV	15	1	16
Doc Level	16	0	16
DSCR*	16	0	16
DTI	13	3	16
FICO	15	1	16
First Payment Date	16	0	16
Interest Rate	16	0	16
Lien Position	16	0	16
Loan Term	16	0	16
LTV	15	1	16
Note Date*	16	0	16
Note Type	16	0	16
Occupancy	16	0	16
Original Balance	16	0	16
P&I Payment	16	0	16
Property City	15	1	16
Property State	16	0	16
Property Zip	16	0	16
Purpose	16	0	16
QM Type*	16	0	16

* Tape data was not available.
DTI Variance Threshold Applied: 3%

DTI variances are the difference on the percentage of income dedicated toward making debt payments. These variances occur frequently due to differences in calculating incomes. Total Debt Ratio variances that were less than or equal to 3% of the tape value are not included in the data discrepancies reflected.

(7)	Credit, Compliance and Property Valuation Results Credit Results Summary

Approximately 100.00% of the mortgage loans by number have a Credit grade of “B” or higher and 93.75% of the mortgage loans by number have a Credit grade of “A”.

NRSRO Grade	Loan Count	Percentage
A	15	93.75%
B	1	6.25%
C	0	0.00%
Total	16	100.00%

Compliance Results Summary

Approximately 100.00% of the mortgage loans in the securitization have a Compliance grade of “A”.

NRSRO Grade	Loan Count	Percentage
A	16	100.00%
B	0	0.00%
C	0	0.00%
Total	16	100.00%

Property Valuation Results Summary

Approximately 100.00% of the mortgage loans by number have a Valuation grade of “A”.

NRSRO Grade	Loan Count	Percentage
A	16	100.00%
B	0	0.00%
C	0	0.00%
Total	16	100.00%

Overall Results Summary

Approximately 100.00% of all loans by number received an “A” or “B” overall grade and 93.75% of all loans by number received an overall grade of “A”.

NRSRO Grade	Loan Count	Percentage
A	15	93.75%
B	1	6.25%
C	0	0.00%
Total	16	100.00%

(8)	Pool Stratification Summary

Lien Position	Count	Percentage
First	16	100.00%
Second	0	0.00%
Total	16	100.00%

Note Type	Count	Percentage
Arm	0	0.00%
Fixed	16	100.00%
Total	16	100.00%

Occupancy	Count	Percentage
Owner Occupied	6	37.50%
Non-Owner Occupied	8	50.00%
Second Home	2	12.50%
Total	16	100.00%

Purpose	Count	Percentage
Purchase	11	68.75%
Refi - Cash Out	5	31.25%
Rate Term Refi	0	0.00%
Total	16	100.00%

Property Type	Count	Percentage
Single Family	9	56.25%
2-4 Family	2	12.50%
PUD	1	6.25%
Condo	4	25.00%
Co-op	0	0.00%
Commercial	0	0.00%
Townhome	0	0.00%
Total	16	100.00%

Debt to Income	Count	Percentage
0-9.99%*	0	0.00%
10%-19.99%	0	0.00%
20%-29.99%	1	10.00%
30%-39.99%	1	10.00%
40%-49.99%	8	80.00%
50%-60.00%	0	0.00%
Total	10	100.00%
Six loans in the pool were underwritten to a Debt Service Coverage Ratio (“DSCR”) program.

DSCR Loans	Count	Percentage
<0 or	0	0.00%
0-0.1999	0	0.00%
0.2-0.3999	0	0.00%
0.4-0.5999	0	0.00%
0.6-0.7999	0	0.00%
0.8-.9999	0	0.00%
1-1.1999	4	66.67%
1.2-1.3999	2	33.33%
1.4-1.5999	0	0.00%
1.6-1.7999	0	0.00%
1.8-1.9999	0	0.00%
=>2	0	0.00%
Total	6	100.00%

Loan to Value	Count	Percentage
10%-19.99%	0	0.00%
20%-29.99%	0	0.00%
30%-39.99%	0	0.00%
40%-49.99%	2	12.50%
50%-59.99%	1	6.25%
60%-69.99%	1	6.25%
70%-79.99%	7	43.75%
80%-89.99%	5	31.25%
90%-100%	0	0.00%
Total	16	100.00%

State	Count	Percentage
AZ	1	6.25%
CA	5	31.25%
FL	1	6.25%
NJ	1	6.25%
NY	3	18.75%
PA	2	12.50%
TN	1	6.25%
TX	1	6.25%
UT	1	6.25%
Total	16	100.00%

Loan Number	Loan Number2	Doc Type	Property ID	Rent On Lease if applicable	Rent On Appraisal if applicable	Source Lease or Appraisal	Used for DSCR	DSCR	PITI	Short Term Rental Flag	Property Address	Property City	Property State	Property Zip	Year Built	Square Footage	Units	Unit 1 of Baths	Unit 1 of Beds	Unit 2 of Baths	Unit 2 of Beds	Lease Term
XXXXXXXXX	400081987	DSCR	1	XXXXX	XXXXX	Appraisal	XXXXX	1.0211	XXXXX	No	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	1	1	3			XXXXX
XXXXXXXXX	400081991	DSCR	1	XXXXX	XXXXX	Appraisal	XXXXX	1.0121	XXXXX	No	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	1	2	4			XXXXX
XXXXXXXXX	400081992	DSCR	1	XXXXX	XXXXX	Appraisal	XXXXX	1.3564	XXXXX	No	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	1	1	3			XXXXX
XXXXXXXXX	400081998	DSCR	1	XXXXX	XXXXX	Appraisal	XXXXX	1.1884	XXXXX	No	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	1	1	3			XXXXX
XXXXXXXXX	400082000	DSCR	1	XXXXX	XXXXX	Appraisal	XXXXX	1.2893	XXXXX	No	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	1	1	3			XXXXX
XXXXXXXXX	400082004	DSCR	1	XXXXX	XXXXX	Lease	XXXXX	1.0024	XXXXX	No	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	1	1	2			XXXXX

Rating Agency Grades: 12/2/2025

Loan Information			Initial Credit Grades					Initial Compliance Grades					Initial Property Grades					Initial Overall Grades					Final Credit Grades					Final Compliance Grades					Final Property Grades					Final Overall Grades
Loan Number	Alternate Loan ID	Note Original Balance	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P
XXXXXXXXX	400081943	XXXXXXXXX	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	400081944	XXXXXXXXX	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXXXXXXX	400081945	XXXXXXXXX	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	400081946	XXXXXXXXX	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	400081987	XXXXXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	400081950	XXXXXXXXX	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	400081951	XXXXXXXXX	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	400081991	XXXXXXXXX	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	400081953	XXXXXXXXX	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	400081992	XXXXXXXXX	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	400081956	XXXXXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	400081958	XXXXXXXXX	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	400081998	XXXXXXXXX	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	400082000	XXXXXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	400081964	XXXXXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	400082004	XXXXXXXXX	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

ValuationReport

						Origination Values						AVM Values				BPO Review Values					Desk Review Values					Field Review Values					Collateral Underwriter Risk Score
Loan Number	Alt Loan Number	Origination Date	Original Loan Amount	LTV	Value Used For LTV	Sale Price	Appraised Value	Appraisal Date	Second Appraisal Value	Second Appraisal Type	Appraisal Date	Value	Variance Amount	Variance (%)	Appraisal Date	Value	Variance Amount	Variance (%)	Company	Appraisal Date	Value	Variance Amount	Variance (%)	Company	Appraisal Date	Value	Variance Amount	Variance (%)	Company	Appraisal Date	CU Score	Company	CU Date
XXXXXXXXXXX	400081943	XX/XX/XXXX	XXXXXXXXXXX	72.73%	Appraised Value	XXXXXXXXXXX	XXXXXXXXXXX	XX/XX/XXXX	XXXXXXXXXXX	Full Appraisal	XX/XX/XXXX										XXXXXXXXXXX	0.00	0.00%	XXXXXXXXXXX	XX/XX/XXXX							Fannie Mae	XX/XX/XXXX
XXXXXXXXXXX	400081944	XX/XX/XXXX	XXXXXXXXXXX	75.00%	Sale Price	XXXXXXXXXXX	XXXXXXXXXXX	XX/XX/XXXX													XXXXXXXXXXX	0.00	0.00%	XXXXXXXXXXX	XX/XX/XXXX						2.1	Fannie Mae	XX/XX/XXXX
XXXXXXXXXXX	400081945	XX/XX/XXXX	XXXXXXXXXXX	51.02%	Appraised Value		XXXXXXXXXXX	XX/XX/XXXX													XXXXXXXXXXX	0.00	0.00%	XXXXXXXXXXX	XX/XX/XXXX						3.5	Fannie Mae	XX/XX/XXXX
XXXXXXXXXXX	400081946	XX/XX/XXXX	XXXXXXXXXXX	80.00%	Sale Price	XXXXXXXXXXX	XXXXXXXXXXX	XX/XX/XXXX													XXXXXXXXXXX	0.00	0.00%	XXXXXXXXXXX	XX/XX/XXXX							Fannie Mae	XX/XX/XXXX
XXXXXXXXXXX	400081987	XX/XX/XXXX	XXXXXXXXXXX	70.00%	Appraised Value	XXXXXXXXXXX	XXXXXXXXXXX	XX/XX/XXXX																							1.4	Fannie Mae	XX/XX/XXXX
XXXXXXXXXXX	400081950	XX/XX/XXXX	XXXXXXXXXXX	75.00%	Sale Price	XXXXXXXXXXX	XXXXXXXXXXX	XX/XX/XXXX													XXXXXXXXXXX	0.00	0.00%	XXXXXXXXXXX	XX/XX/XXXX						1.2	Fannie Mae	XX/XX/XXXX
XXXXXXXXXXX	400081951	XX/XX/XXXX	XXXXXXXXXXX	46.99%	Sale Price	XXXXXXXXXXX	XXXXXXXXXXX	XX/XX/XXXX													XXXXXXXXXXX	0.00	0.00%	XXXXXXXXXXX	XX/XX/XXXX						2.5	Fannie Mae	XX/XX/XXXX
XXXXXXXXXXX	400081991	XX/XX/XXXX	XXXXXXXXXXX	67.72%	Appraised Value		XXXXXXXXXXX	XX/XX/XXXX																							1	Fannie Mae	XX/XX/XXXX
XXXXXXXXXXX	400081953	XX/XX/XXXX	XXXXXXXXXXX	80.00%	Sale Price	XXXXXXXXXXX	XXXXXXXXXXX	XX/XX/XXXX													XXXXXXXXXXX	0.00	0.00%	XXXXXXXXXXX	XX/XX/XXXX						2.6	Fannie Mae	XX/XX/XXXX
XXXXXXXXXXX	400081992	XX/XX/XXXX	XXXXXXXXXXX	70.00%	Appraised Value		XXXXXXXXXXX	XX/XX/XXXX																							1.5	Fannie Mae	XX/XX/XXXX
XXXXXXXXXXX	400081956	XX/XX/XXXX	XXXXXXXXXXX	80.00%	Sale Price	XXXXXXXXXXX	XXXXXXXXXXX	XX/XX/XXXX													XXXXXXXXXXX	0.00	0.00%	XXXXXXXXXXX	XX/XX/XXXX						1	Fannie Mae	XX/XX/XXXX
XXXXXXXXXXX	400081958	XX/XX/XXXX	XXXXXXXXXXX	80.00%	Sale Price	XXXXXXXXXXX	XXXXXXXXXXX	XX/XX/XXXX																							1.1	Fannie Mae	XX/XX/XXXX
XXXXXXXXXXX	400081998	XX/XX/XXXX	XXXXXXXXXXX	74.63%	Appraised Value		XXXXXXXXXXX	XX/XX/XXXX																							1.1	Fannie Mae	XX/XX/XXXX
XXXXXXXXXXX	400082000	XX/XX/XXXX	XXXXXXXXXXX	70.00%	Sale Price	XXXXXXXXXXX	XXXXXXXXXXX	XX/XX/XXXX																							1	Fannie Mae	XX/XX/XXXX
XXXXXXXXXXX	400081964	XX/XX/XXXX	XXXXXXXXXXX	80.00%	Sale Price	XXXXXXXXXXX	XXXXXXXXXXX	XX/XX/XXXX																							1	Fannie Mae	XX/XX/XXXX
XXXXXXXXXXX	400082004	XX/XX/XXXX	XXXXXXXXXXX	49.18%	Appraised Value		XXXXXXXXXXX	XX/XX/XXXX																							1	Fannie Mae	XX/XX/XXXX

Rating Agency Exceptions Report: 12/2/2025

Loan Information											Exception Information							Initial Overall Grades				Final Overall Grades				Event Level
Loan Number	Loan Number 2	Property State	Purpose	Occupancy	Property Type	DTI	DSCR	FICO	LTV	Note Original Balance	Exception ID	Exception Type	Exception Description	Exception Note	Exception General Comment	Compensating Factors	Exception Status	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	Grade
XXXXXXXXX	400081943	XXXXXXXXX	Purchase	Owner Occupied	Two-Unit Property	49.57		759	72.73%	XXXXXXXXX	287468	Compliance	Other	This loan failed the charges that in total cannot increase more than XXXX% test. A Survey Fee was added on Initial CD dated XXXX for $XXXX, however a change of circumstance for the increase was missing from the file. A COC is required, otherwise a refund of $XXXX is required to reduce the fee under the XXXX% tolerance.	Document provided to cure.		Cleared Exception	C	C	C	C	A	A	A	A	1
XXXXXXXXX	400081944	XXXXXXXXX	Purchase	Second Home	Single Family Attached	23.96		692	75.00%	XXXXXXXXX	287447	Credit	Income - Self Employment	Borrower's self-employed company,XXXX, has only been in business since XXXX.	Exception for business only being established for XXXX year approved by XXXX at XXXX% and in file.	Credit Score - 692	Client Accepted	D	D	D	D	B	B	B	B	2
XXXXXXXXX	400081945	XXXXXXXXX	Refi - Cash Out	Owner Occupied	PUD	32.82		789	51.02%	XXXXXXXXX	287097	Credit	Credit	The subject property and assets are in the name of a trust. The loan file does not contain trust documents as required.	09/03/24: Documentation provided to cure.		Cleared Exception	C	C	C	C	A	A	A	A	1
XXXXXXXXX	400081945	XXXXXXXXX	Refi - Cash Out	Owner Occupied	PUD	32.82		789	51.02%	XXXXXXXXX	287098	Credit	AUS/Loan Approval	Loan was locked under the XXXX guidelines; the AUS findings are missing from the loan file.	09/03/24: Documentation provided to cure.		Cleared Exception	C	C	C	C	A	A	A	A	1
XXXXXXXXX	400081945	XXXXXXXXX	Refi - Cash Out	Owner Occupied	PUD	32.82		789	51.02%	XXXXXXXXX	287099	Compliance	Other	This loan failed the charges that cannot increase test. On the Initial CD dated XXXX, the funding fee was added for $XXXX without a Change of Circumstance.	Document provided to cure.		Cleared Exception	C	C	C	C	A	A	A	A	1
XXXXXXXXX	400081946	XXXXXXXXX	Purchase	Non-Owner Occupied	Three-Unit Property	48.38		786	80.00%	XXXXXXXXX	286849	Credit	Warranty Deed / Quit Claim Deed	The Warranty/ Grant Deed is missing from the loan file.	Document provided to cure.		Cleared Exception	C	C	C	C	A	A	A	A	1
XXXXXXXXX	400081951	XXXXXXXXX	Purchase	Non-Owner Occupied	Condo - High-Rise Non-Warrantable	44.85		773	46.99%	XXXXXXXXX	286739	Credit	Eligibilty	The Borrower Contact Authorization Form is missing from the loan file.	9/5/2024: Document provided to cure.		Cleared Exception	C	C	C	C	A	A	A	A	1
XXXXXXXXX	400081991	XXXXXXXXX	Refi - Cash Out	Non-Owner Occupied	Single Family Detached	0	1.0121	790	67.72%	XXXXXXXXX	287259	Credit	Underwriting Condition Not Met	Loan closed in a corporation, XXXX, the EIN is missing from the loan file.	9/5/2024: Document provided to cure.		Cleared Exception	C	C	C	C	A	A	A	A	1
XXXXXXXXX	400081953	XXXXXXXXX	Purchase	Owner Occupied	Single Family Detached	48.38		696	80.00%	XXXXXXXXX	287084	Compliance	Loan Estimate	The initial Loan Estimate and all subsequent LE's are missing from the loan file.	9/2/2024: Document provided to cure.		Cleared Exception	C	C	C	C	A	A	A	A	1
XXXXXXXXX	400081992	XXXXXXXXX	Refi - Cash Out	Non-Owner Occupied	Single Family Detached	0	1.3564	681	70.00%	XXXXXXXXX	287718	Credit	VOM	A XXXX month housing history is required. No open and active mortgages reporting on initial credit or free and clear properties require pre-approval.	Exception for living rent free approved by XXXX and in file.		Cleared Exception	C	C	C	C	A	A	A	A	1
XXXXXXXXX	400081958	XXXXXXXXX	Purchase	Owner Occupied	Condo Attached	46.95		799	80.00%	XXXXXXXXX	287102	Credit	Property Type - Eligibility	Subject property is XXXX, however, the Certificate of Occupancy is missing from the loan file.	8/30: Need the Certificate of Occupancy for the subject property provided by the county. 9/5/2024: Document provided to cure.		Cleared Exception	C	C	C	C	A	A	A	A	1
XXXXXXXXX	400081958	XXXXXXXXX	Purchase	Owner Occupied	Condo Attached	46.95		799	80.00%	XXXXXXXXX	287129	Compliance	Other	This loan failed the TRID closing disclosure date and funding date validation test. Final CD dated 08/09/2024 has receiptdate of XXXX. The Funding date is XXXX.	9/2/2024: Post consummation CD provided to cure.		Cleared Exception	C	C	C	C	A	A	A	A	1
XXXXXXXXX	400081998	XXXXXXXXX	Refi - Cash Out	Non-Owner Occupied	Single Family Detached	0	1.1884	745	74.63%	XXXXXXXXX	286871	Credit	VOM	According to the guidelines, ff a borrower’s mortgage or rental history is not reported on the credit report, a VOM/VOR must be provided. A non-institutional lender must be supported by alternative documentation showing the most recent XXXX-month history (cancelled checks, mortgage/rental statements including payment history, etc.) must be provided.	Exception to allow housing history to be documented with a VOM and cash app screen shots approved by XXXX and in file.		Cleared Exception	C	C	C	C	A	A	A	A	1
XXXXXXXXX	400082004	XXXXXXXXX	Refi - Cash Out	Non-Owner Occupied	Condo Attached	0	1.0024	753	49.18%	XXXXXXXXX	287370	Credit	Underwriting Condition Not Met	The final amortization schedule is missing from the loan file.	9/6/2024: Document provided to cure.		Cleared Exception	C	C	C	C	A	A	A	A	1
11
XXXXXXXXX	400081987	XXXXXXXXX	Purchase	Non-Owner Occupied	Single Family Detached	0	1.0211	679	70.00%	XXXXXXXXX												A	A	A	A
XXXXXXXXX	400081950	XXXXXXXXX	Purchase	Owner Occupied	Single Family Detached	44.68		802	75.00%	XXXXXXXXX												A	A	A	A
XXXXXXXXX	400081956	XXXXXXXXX	Purchase	Second Home	Condo Attached	47.99		810	80.00%	XXXXXXXXX												A	A	A	A
XXXXXXXXX	400082000	XXXXXXXXX	Purchase	Non-Owner Occupied	Single Family Attached	0	1.2893	766	70.00%	XXXXXXXXX												A	A	A	A
XXXXXXXXX	400081964	XXXXXXXXX	Purchase	Owner Occupied	Single Family Detached	42.59		650	80.00%	XXXXXXXXX												A	A	A	A
5

ATR QM Data Fields

Loans in Report: 16

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
XXXXXXXXXXXX	400081943	Non-QM: Compliant with ATR	No	Yes
XXXXXXXXXXXX	400081944	Non-QM: Compliant with ATR	No	Yes
XXXXXXXXXXXX	400081945	Non-QM: Compliant with ATR	No	Yes
XXXXXXXXXXXX	400081946	Not covered/exempt	No	No
XXXXXXXXXXXX	400081950	Non-QM: Compliant with ATR	No	Yes
XXXXXXXXXXXX	400081951	Not covered/exempt	No	No
XXXXXXXXXXXX	400081953	Non-QM: Compliant with ATR	No	Yes
XXXXXXXXXXXX	400081956	Non-QM: Compliant with ATR	No	Yes
XXXXXXXXXXXX	400081958	Non-QM: Compliant with ATR	No	Yes
XXXXXXXXXXXX	400081964	Non-QM: Compliant with ATR	No	Yes
XXXXXXXXXXXX	400081987	Not covered/exempt	No	No
XXXXXXXXXXXX	400081991	Not covered/exempt	No	No
XXXXXXXXXXXX	400081992	Not covered/exempt	No	No
XXXXXXXXXXXX	400081998	Not covered/exempt	No	No
XXXXXXXXXXXX	400082000	Not covered/exempt	No	No
XXXXXXXXXXXX	400082004	Not covered/exempt	No	No
16

Loan Number	Alt Loan Number	Tape	Audited	Field Compare	Variance	Data Discrepancy Flag
XXXXXXXXXX	400081951	34.566	44.85	DTI	10.284	Yes
XXXXXXXXXX	400081953	41.336	48.38	DTI	7.044	Yes
XXXXXXXXXX	400081956	38.208	47.99	DTI	9.782	Yes
XXXXXXXXXX	400082004	50	49.1803	LTV	-0.8197	Yes
XXXXXXXXXX	400082004	50	49.1803	CLTV	-0.8197	Yes
XXXXXXXXXX	400082004	XXXXXXXXXX	XXXXXXXXXX	Appraised Value	10000	Yes
XXXXXXXXXX	400081956	XXXXXXXXXX	XXXXXXXXXX	Appraised Value	25000	Yes
XXXXXXXXXX	400081944	XXXXXXXXXX	XXXXXXXXXX	Appraised Value	20000	Yes
XXXXXXXXXX	400082000	XXXXXXXXXX	XXXXXXXXXX	Appraised Value	12000	Yes
XXXXXXXXXX	400082000	811	766	FICO	-45	Yes
XXXXXXXXXX	400082000	XXXXXXXXXX	XXXXXXXXXX	Property City	Yes	Yes